Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 740,532	$ 667,024
Investment - held for trading	22,755	32,914
Accounts receivable, net	2,564,119	2,926,323
Inventories	1,260,575	1,226,176
Advances to suppliers	278,257	255,879
Advance for real estate purchase	81,453
Prepaid expenses	64,049	57,989
Due from related party	1,090,660	152,371
Other receivables, net	153,704	499,303
Restricted assets	1,368,412	130,924
Other current assets	1,030,666	729,355
Total Current Assets	8,655,182	6,678,258
Long-term prepaid expenses, net	357,330	377,950
Plant and equipment, net of accumulated depreciation	7,165,339	7,792,943
Construction in progress	53,955	2,142,989
Intangible assets, net	3,434,607	3,532,230
Total Assets	19,666,413	20,524,370
Current Liabilities:
Short-term loans	13,912,194	15,416,339
Accounts payable and accrued payables	733,744	415,504
Advances from customers	36,959	59,784
Due to related party	742,399
Other payables	960,940	201,877
Total Liabilities	16,386,236	16,093,504
Stockholders' Equity:
Preferred stock ($0.001 par value, 500,000,000 shares authorized, 90,000,000 shares issued and outstanding as of December 31, 2014 and 2013, respectively)	90,000	90,000
Common stock ($0.001 par value, 1,000,000,000 shares authorized, 123,000,000 shares issued and outstanding as of December 31, 2014 and 2013, respectively)	123,000	123,000
Additional paid in capital	5,413,172	5,413,172
Accumulated deficit	(3,197,042)	(2,067,646)
Accumulated other comprehensive income	851,047	872,340
Total Stockholders' Equity	3,280,177	4,430,866
Total Liabilities and Stockholders' Equity	$ 19,666,413	$ 20,524,370